Income Taxes - Summary Of Reconciliation Of The Federal Income Tax Rate (Benefit) And Effective Tax Rate (Benefit) (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Change in fair value of warrants					(8.88%)	(18.10%)
Other					2.11%	0.00%
Valuation allowance					11.60%	1.80%
Income tax provision	(2.60%)	10.40%	(3.40%)	31.80%	25.83%	4.70%